Marketable Securities	12 Months Ended
Dec. 31, 2023
Disclosure Of Marketable Securities [Abstract]
Marketable Securities
7.
MARKETABLE SECURITIES

	2023	2022
Investments
Current
Bank deposit certificates (CDBs)	74	191
Financial Notes (LFs) – Banks	475	1,140
Treasury Financial Notes (LFTs)	214	402
Others	11	12

	774	1,745

Non-current
Bank deposit certificates (CDBs)	-	127
Debentures (4)	-	7

	-	134

	774	1,879

Bank Certificates of Deposit (Certificados de Depósito Bancário, or CBDs), accrued interest between 103% and 104.3% of the CDI Rate (Interbank Rate for Interbank Certificates of Deposit or Certificados de Depósito Inter-bancário - CDIs) published by the Custody and Settlement Chamber (Câmara de Custódia e Liquidação, or Cetip) on December 31, 2023 (103% to 104.4% on December 31, 2022).

Bank Financial Notes (Letras Financeiras, or LFs) are fixed-rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 108.6% and 111.98% of the CDI rate on December 31, 2023 (103.3% and 110.26% on December 31, 2022).

Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity. The LFTs had remuneration rates varying between 11.83% and 11.85% on December 31, 2023 (13.65% and 13.88% on December 31, 2022).

The material accounting policies and classification of these securities are shown in note 31. Investments in marketable securities of related parties are shown in Note 30.

The Company and its subsidiaries consistently classify the income related to these securities as part of the cash flow of the operating activity, because they believe that this is the most appropriate presentation to properly reflect the activities.